PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks
Aerospace & Defense 4.5%
Boeing Co. (The)*	14,041	$2,910,980
General Electric Co.	10,883	2,676,239
		5,587,219
Automobiles 2.4%
Tesla, Inc.*	8,615	2,984,753
Biotechnology 2.1%
Vertex Pharmaceuticals, Inc.*	5,870	2,594,833
Broadline Retail 10.4%
Amazon.com, Inc.*	48,477	9,938,270
MercadoLibre, Inc. (Brazil)*	1,166	2,988,796
		12,927,066
Consumer Staples Distribution & Retail 4.2%
Costco Wholesale Corp.	3,748	3,898,595
Walmart, Inc.	13,731	1,355,524
		5,254,119
Electric Utilities 1.5%
Constellation Energy Corp.	5,997	1,835,982
Entertainment 9.4%
Netflix, Inc.*	6,539	7,894,077
Spotify Technology SA*	3,200	2,128,448
Walt Disney Co. (The)	15,176	1,715,495
		11,738,020
Financial Services 4.8%
Mastercard, Inc. (Class A Stock)	10,256	6,005,914
Ground Transportation 1.3%
Uber Technologies, Inc.*	19,096	1,607,119

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 1.7%
Dexcom, Inc.*	7,435	$637,923
Intuitive Surgical, Inc.*	2,717	1,500,708
		2,138,631
Hotels, Restaurants & Leisure 1.5%
Airbnb, Inc. (Class A Stock)*	5,029	648,740
Cava Group, Inc.*	5,432	441,459
Starbucks Corp.	9,199	772,256
		1,862,455
Interactive Media & Services 11.5%
Alphabet, Inc. (Class A Stock)	31,957	5,488,295
Meta Platforms, Inc. (Class A Stock)	13,639	8,831,116
		14,319,411
IT Services 1.0%
Snowflake, Inc. (Class A Stock)*	5,876	1,208,517
Media 0.9%
Trade Desk, Inc. (The) (Class A Stock)*	15,646	1,176,892
Pharmaceuticals 4.0%
Eli Lilly & Co.	4,756	3,508,359
Novo Nordisk A/S (Denmark), ADR	21,571	1,542,326
		5,050,685
Semiconductors & Semiconductor Equipment 16.1%
Broadcom, Inc.	24,597	5,954,196
NVIDIA Corp.	91,287	12,335,612
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,297	1,797,296
		20,087,104
Software 16.2%
AppLovin Corp. (Class A Stock)*	1,695	666,135
Cadence Design Systems, Inc.*	8,964	2,573,295
Crowdstrike Holdings, Inc. (Class A Stock)*	5,272	2,485,063
Datadog, Inc. (Class A Stock)*	5,751	677,928

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Microsoft Corp.	24,330	$11,200,559
ServiceNow, Inc.*	2,581	2,609,623
		20,212,603
Specialty Retail 0.9%
Industria de Diseno Textil SA (Spain), ADR	42,771	1,158,666
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	34,481	6,925,509

Total Long-Term Investments (cost $88,595,288)		124,675,498

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $195,788)(wb)	195,788	195,788

TOTAL INVESTMENTS 100.0% (cost $88,791,076)		124,871,286
Liabilities in excess of other assets (0.0)%		(21,727)

Net Assets 100.0%		$124,849,559

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3